Annual Total Returns[BarChart] - ProShares Short High Yield - None	2012	2013	2014	2015	2016	2017	2018	2019
Total	(13.26%)	(8.58%)	(4.74%)	2.24%	(13.87%)	(6.28%)	2.50%	(11.42%)